Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.1%
Aurizon Holdings Ltd.	11,173,550	$34,308,869
AusNet Services	11,264,064	13,827,344
Australia & New Zealand Banking Group Ltd.	778,747	8,616,392
Brambles Ltd.	1,370,155	9,939,209
Caltex Australia Ltd.	586,344	9,566,276
Coca-Cola Amatil Ltd.	2,006,506	11,402,565
Cochlear Ltd.	48,797	5,894,295
Commonwealth Bank of Australia	1,077,425	44,220,912
Crown Resorts Ltd.	2,706,575	17,525,029
CSL Ltd.	159,884	32,390,961
Dexus	1,045,417	6,269,421
GPT Group (The)	2,722,465	7,539,544
Harvey Norman Holdings Ltd.	2,078,514	3,783,033
Insurance Australia Group Ltd.	3,525,518	13,341,147
Medibank Pvt Ltd.	7,061,077	12,481,796
National Australia Bank Ltd.	780,242	8,663,583
Newcrest Mining Ltd.(a)	1,998,933	36,041,641
Ramsay Health Care Ltd.	265,315	10,875,466
Scentre Group	5,364,671	8,183,544
Sonic Healthcare Ltd.	2,745,191	48,867,954
Suncorp Group Ltd.	1,174,134	7,064,404
Sydney Airport	5,059,992	20,870,496
Telstra Corp. Ltd.	11,440,414	22,844,621
Transurban Group	5,644,076	50,993,441
Vicinity Centres	3,383,635	3,300,746
Wesfarmers Ltd.	3,213,004	79,282,947
Westpac Banking Corp.	1,454,068	15,498,208
Woolworths Group Ltd.	4,107,956	96,148,876

		639,742,720

Belgium — 2.5%
Ageas	526,404	18,940,332
Colruyt SA	914,671	54,720,447
Groupe Bruxelles Lambert SA	1,029,639	82,191,399
Proximus SADP	2,363,766	50,408,464
UCB SA	579,608	53,034,914

		259,295,556

Denmark — 2.9%
Carlsberg A/S, Class B	370,211	46,671,487
Chr Hansen Holding A/S	77,217	6,652,953
Coloplast A/S, Class B	486,745	76,971,268
DSV Panalpina A/S	54,011	5,571,881
H Lundbeck A/S	213,780	7,787,629
Novo Nordisk A/S, Class B	1,165,525	74,322,937
Orsted A/S(b)	350,999	35,477,922
Tryg A/S	1,999,018	52,920,492

		306,376,569

Finland — 1.5%
Elisa OYJ	1,368,993	83,129,942
Neste OYJ	171,866	6,085,955
Nokia OYJ	2,867,475	10,439,836
Sampo OYJ, Class A	1,896,579	62,818,238

		162,473,971

France — 6.2%
Aeroports de Paris	270,243	26,462,142
Air Liquide SA	436,613	55,521,592
Alstom SA	572,639	23,432,618
Covivio	127,374	7,973,152

Security	Shares	Value

France (continued)
Danone SA	689,408	$47,768,162
EssilorLuxottica SA	298,131	36,785,051
Eurazeo SE	85,606	4,093,747
Getlink SE	1,493,802	19,028,554
Hermes International	137,508	100,579,022
L’Oreal SA	167,540	48,684,284
Orange SA	5,854,166	71,398,367
Pernod Ricard SA	256,587	39,092,622
Sanofi	982,433	95,973,677
SCOR SE	350,305	9,860,808
Sodexo SA(c)	382,248	30,354,023
Thales SA	296,940	22,486,979
TOTAL SA	424,955	15,290,136

		654,784,936

Germany — 4.1%
adidas AG	43,493	9,965,844
Beiersdorf AG	529,608	55,444,005
Deutsche Boerse AG	221,435	34,379,722
Deutsche Telekom AG, Registered	7,002,747	102,204,186
Fraport AG Frankfurt Airport Services Worldwide	74,664	3,274,450
Hannover Rueck SE	413,225	65,854,068
Henkel AG & Co. KGaA	264,606	20,606,409
Merck KGaA	355,285	41,288,137
METRO AG	359,539	3,122,070
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	314,132	69,089,001
Siemens Healthineers AG(b)	311,944	13,735,223
Symrise AG	79,534	8,042,325
Telefonica Deutschland Holding AG	1,903,641	5,410,725

		432,416,165

Hong Kong — 8.7%
BOC Hong Kong Holdings Ltd.	3,477,000	10,442,356
CK Infrastructure Holdings Ltd.	7,134,500	41,506,007
CLP Holdings Ltd.	13,147,000	137,076,318
Dairy Farm International Holdings Ltd.	5,577,800	26,717,662
Hang Seng Bank Ltd.(c)	2,972,700	51,096,266
HK Electric Investments & HK Electric Investments Ltd.	43,809,000	44,132,523
HKT Trust & HKT Ltd.	62,571,349	98,174,566
Hong Kong & China Gas Co. Ltd.	62,464,201	109,018,412
Jardine Matheson Holdings Ltd.(c)	992,900	43,647,884
Jardine Strategic Holdings Ltd.(c)	1,721,100	37,089,705
Link REIT	3,985,700	34,931,664
MTR Corp. Ltd.	17,614,248	95,486,658
PCCW Ltd.	70,166,000	41,968,724
Power Assets Holdings Ltd.	20,651,000	134,832,715
Yue Yuen Industrial Holdings Ltd.	8,630,000	13,540,487

		919,661,947

Ireland — 1.2%
Flutter Entertainment PLC(d)	76,761	9,391,324
Kerry Group PLC, Class A	879,990	100,915,400
Kingspan Group PLC	318,083	16,200,426

		126,507,150

Israel — 1.6%
Azrieli Group Ltd.	75,223	4,488,370
Bank Hapoalim BM	5,803,447	37,587,222
Bank Leumi Le-Israel BM	8,640,552	47,025,275
Check Point Software Technologies Ltd.(c)(d)	170,681	18,047,809
Elbit Systems Ltd.	45,989	6,287,067
Isracard Ltd.	1	2

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank Ltd.	1,859,388	$38,431,673
Nice Ltd.(d)	112,907	18,876,929

		170,744,347

Italy — 1.1%
Assicurazioni Generali SpA	2,071,760	29,533,617
Davide Campari-Milano SpA	654,640	5,069,382
Enel SpA	1,779,814	12,156,646
Recordati SpA	277,631	12,063,218
Snam SpA	9,356,490	41,894,487
Terna Rete Elettrica Nazionale SpA	2,180,103	13,658,596

		114,375,946

Japan — 28.5%
ABC-Mart Inc.	546,400	28,154,150
Ajinomoto Co. Inc.	1,363,800	24,435,786
ANA Holdings Inc.(d)	1,900,700	40,898,777
Asahi Group Holdings Ltd.	725,500	25,374,012
Astellas Pharma Inc.	359,700	6,009,296
Bandai Namco Holdings Inc.	181,200	9,202,761
Bridgestone Corp.	684,500	21,622,864
Calbee Inc.	180,100	5,498,915
Canon Inc.	3,320,000	70,926,638
Central Japan Railway Co.	212,600	33,808,042
Chugai Pharmaceutical Co. Ltd.	260,100	31,158,003
Chugoku Electric Power Co. Inc. (The)	4,520,200	61,123,198
Daiwa House REIT Investment Corp.	29,222	71,186,524
East Japan Railway Co.	684,500	50,395,740
Fast Retailing Co. Ltd.	13,400	6,453,453
FUJIFILM Holdings Corp.	439,500	21,121,153
Hankyu Hanshin Holdings Inc.	451,200	15,611,727
Hikari Tsushin Inc.	88,900	17,449,956
Japan Airlines Co. Ltd.	1,894,900	34,377,014
Japan Post Bank Co. Ltd.(c)	6,693,500	62,531,505
Japan Post Holdings Co. Ltd.	10,994,400	88,913,425
Japan Prime Realty Investment Corp.	12,973	36,273,690
Japan Real Estate Investment Corp.	19,602	107,051,648
Japan Retail Fund Investment Corp.	43,264	47,902,535
Japan Tobacco Inc.	2,431,500	45,805,926
Kamigumi Co. Ltd.	443,300	7,888,904
Kao Corp.	243,300	18,920,679
KDDI Corp.	1,824,700	53,050,847
Keihan Holdings Co. Ltd.	663,800	30,075,382
Keio Corp.	576,500	32,885,865
Keisei Electric Railway Co. Ltd.	286,400	8,731,136
Kintetsu Group Holdings Co. Ltd.	1,643,400	79,299,986
Kirin Holdings Co. Ltd.	418,400	8,132,458
Kyowa Kirin Co. Ltd.	323,600	7,619,814
Kyushu Electric Power Co. Inc.	1,336,700	10,662,600
Kyushu Railway Co.	2,250,600	61,097,786
Lawson Inc.	830,300	43,248,431
Maruichi Steel Tube Ltd.	212,900	4,843,930
McDonald’s Holdings Co. Japan Ltd.(c)	1,100,000	54,313,368
MEIJI Holdings Co. Ltd.	510,400	35,654,257
Mitsubishi Heavy Industries Ltd.	145,800	3,767,880
Mizuho Financial Group Inc.	53,900,600	63,409,506
MS&AD Insurance Group Holdings Inc.	290,400	8,478,317
Nagoya Railroad Co. Ltd.	2,142,800	62,018,666
NEC Corp.	1,175,900	45,800,005
NH Foods Ltd.	166,100	5,987,895
Nippon Building Fund Inc.	16,814	101,102,558

Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	29,231	$80,803,138
Nippon Telegraph & Telephone Corp.	3,221,700	73,601,843
Nissin Foods Holdings Co. Ltd.	180,400	14,913,134
Nitori Holdings Co. Ltd.	248,200	38,343,517
Nomura Real Estate Master Fund Inc.	46,647	53,916,577
NTT DOCOMO Inc.	5,208,200	153,321,304
Odakyu Electric Railway Co. Ltd.	1,044,300	23,174,114
Olympus Corp.	389,700	6,288,188
Oracle Corp. Japan	101,700	10,575,621
Oriental Land Co. Ltd.	655,900	83,908,094
Orix JREIT Inc.	39,891	48,383,249
Osaka Gas Co. Ltd.	384,500	7,187,689
Pan Pacific International Holdings Corp.	1,200,100	23,365,673
Sankyo Co. Ltd.	740,200	20,558,227
Secom Co. Ltd.	860,500	72,462,734
Seibu Holdings Inc.	904,300	10,951,218
Sekisui House Ltd.	1,540,900	26,780,405
Seven & i Holdings Co. Ltd.	1,001,700	33,282,275
Seven Bank Ltd.	1,951,900	5,329,918
SG Holdings Co. Ltd.	240,500	6,729,097
Shimamura Co. Ltd.	333,000	21,175,480
Shimano Inc.	81,400	12,057,568
Shionogi & Co. Ltd.	425,300	23,580,714
Softbank Corp.	1,905,600	26,088,731
Sohgo Security Services Co. Ltd.	146,200	7,068,350
Suntory Beverage & Food Ltd.	1,429,700	54,214,556
Takeda Pharmaceutical Co. Ltd.	414,900	15,065,757
Tobu Railway Co. Ltd.	1,208,800	41,429,392
Toho Co. Ltd.	335,900	11,119,708
Tokio Marine Holdings Inc.	356,300	16,946,199
Tokyo Gas Co. Ltd.	989,300	21,814,835
Tokyu Corp.	380,500	5,778,576
Toyo Suisan Kaisha Ltd.	1,251,800	60,403,871
United Urban Investment Corp.	48,517	49,363,161
USS Co. Ltd.	351,100	5,614,448
West Japan Railway Co.	1,096,700	68,375,171
Yamada Denki Co. Ltd.	10,413,100	49,857,457
Yamazaki Baking Co. Ltd.	419,500	7,449,670

		3,001,556,667

Netherlands — 1.9%
Heineken Holding NV	105,728	8,233,655
Heineken NV	237,547	20,195,575
Koninklijke Ahold Delhaize NV	2,532,813	61,476,044
Koninklijke KPN NV	4,747,180	10,981,525
Koninklijke Vopak NV	278,214	16,034,774
Unilever NV	922,484	46,053,876
Wolters Kluwer NV	532,392	39,139,610

		202,115,059

New Zealand — 0.8%
Auckland International Airport Ltd.	5,651,522	21,234,041
Fisher & Paykel Healthcare Corp. Ltd.	756,804	12,788,670
Meridian Energy Ltd.	4,959,509	13,738,362
Ryman Healthcare Ltd.	805,349	6,016,975
Spark New Zealand Ltd.	9,305,907	25,491,279

		79,269,327

Norway — 1.2%
Gjensidige Forsikring ASA	1,014,261	17,963,730
Mowi ASA	975,361	16,749,843
Orkla ASA	5,205,268	47,236,576

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Telenor ASA	2,579,567	$39,692,248

		121,642,397

Singapore — 3.5%
Ascendas REIT	4,485,736	9,464,116
CapitaLand Mall Trust(c)	12,554,500	16,855,868
ComfortDelGro Corp. Ltd.(c)	4,733,300	5,548,018
DBS Group Holdings Ltd.	1,631,700	23,136,131
Oversea-Chinese Banking Corp. Ltd.(c)	5,761,599	36,999,968
SATS Ltd.	11,113,600	25,895,154
Singapore Airlines Ltd.(c)	8,741,200	37,940,422
Singapore Exchange Ltd.	6,602,700	45,262,524
Singapore Technologies Engineering Ltd.	19,902,200	48,493,675
Singapore Telecommunications Ltd.	33,393,200	67,132,738
United Overseas Bank Ltd.	2,216,800	32,030,768
Wilmar International Ltd.	7,520,300	19,071,870

		367,831,252

Spain — 1.2%
Aena SME SA(b)	150,004	18,976,576
Endesa SA	2,241,566	49,717,535
Iberdrola SA	2,022,264	20,244,967
Red Electrica Corp. SA	1,938,808	34,094,014

		123,033,092

Sweden — 0.5%
ICA Gruppen AB	716,563	31,267,830
Telia Co. AB	7,687,975	26,565,357

		57,833,187

Switzerland — 14.0%
Alcon Inc.(d)	100,240	5,290,603
Baloise Holding AG, Registered	383,828	57,465,830
Barry Callebaut AG, Registered	18,308	35,889,485
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8,684	67,706,678
Chocoladefabriken Lindt & Spruengli AG, Registered	404	33,821,893
Geberit AG, Registered	61,733	27,701,976
Givaudan SA, Registered	41,288	138,303,998
Kuehne + Nagel International AG, Registered	285,514	40,838,427
Nestle SA, Registered	1,694,541	178,908,696
Novartis AG, Registered	1,460,929	124,515,381
Partners Group Holding AG	41,237	32,463,216
Roche Holding AG, NVS	596,669	207,379,802
SGS SA, Registered	2,315	5,240,921
Sonova Holding AG, Registered	106,179	19,175,257
Swiss Life Holding AG, Registered	174,794	61,919,980
Swiss Prime Site AG, Registered	550,927	52,344,201
Swiss Re AG	1,232,924	88,986,671
Swisscom AG, Registered	317,982	165,324,942
Zurich Insurance Group AG	399,040	127,052,782

		1,470,330,739

United Kingdom — 11.4%
Admiral Group PLC	2,006,786	58,978,374
Associated British Foods PLC	265,197	6,330,533
AstraZeneca PLC	687,556	72,172,475
BAE Systems PLC	4,732,701	30,349,422
Berkeley Group Holdings PLC	296,060	15,620,805
BP PLC	1,995,871	7,882,271
British American Tobacco PLC	279,988	10,879,187
Bunzl PLC	636,690	13,873,368

Security	Shares	Value

United Kingdom (continued)
Coca-Cola European Partners PLC	745,730	$29,560,737
Compass Group PLC	3,923,170	66,111,863
Croda International PLC	272,996	16,810,858
Diageo PLC	2,960,211	102,681,256
Direct Line Insurance Group PLC	15,883,175	54,593,337
Experian PLC	839,390	25,156,258
GlaxoSmithKline PLC	5,278,194	110,583,617
Halma PLC	299,825	7,904,055
HSBC Holdings PLC	7,910,939	40,911,717
Imperial Brands PLC	773,545	16,382,195
National Grid PLC	9,474,021	111,589,678
Reckitt Benckiser Group PLC	267,537	22,373,462
RELX PLC	3,332,653	75,518,461
Rentokil Initial PLC	1,020,456	6,104,965
Royal Dutch Shell PLC, Class A	1,033,120	17,266,426
RSA Insurance Group PLC	6,187,624	28,190,804
Sage Group PLC (The)	1,093,117	8,824,344
Severn Trent PLC	668,677	20,158,123
Smith & Nephew PLC	3,330,368	65,447,866
SSE PLC	2,101,941	33,141,056
Tesco PLC	3,980,381	11,803,562
Unilever PLC	1,227,710	63,522,453
United Utilities Group PLC	1,504,738	17,123,775
Vodafone Group PLC	8,124,501	11,491,932
Whitbread PLC	214,192	8,051,102
Wm Morrison Supermarkets PLC	7,427,598	17,144,913

		1,204,535,250

Total Common Stocks — 98.9% (Cost: $10,923,389,567)		10,414,526,277

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	69,578,918	69,655,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	1,947,000	1,947,000

		71,602,455

Total Short-Term Investments — 0.7% (Cost: $71,517,061)		71,602,455

Total Investments in Securities — 99.6% (Cost: $10,994,906,628)		10,486,128,732

Other Assets, Less Liabilities — 0.4%		40,673,571

Net Assets — 100.0%		$10,526,802,303

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol EAFE ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,116,433	24,462,485	69,578,918	$69,655,455	$272,984	(b)	$651		$74,494
BlackRock Cash Funds: Treasury, SL Agency Shares	2,645,000	(698,000)	1,947,000	1,947,000	55,840		—		—

				$71,602,455	$328,824		$651		$74,494

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	353	06/18/20	$32,009	$2,568,315
Euro STOXX 50 Index	579	06/19/20	18,309	1,512,084
FTSE 100 Index	301	06/19/20	22,343	1,811,271
TOPIX Index	284	06/11/20	38,615	2,378,220

				$8,269,890

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,566,277,940	$812,206,696	$36,041,641	$10,414,526,277
Money Market Funds	71,602,455	—	—	71,602,455

	$9,637,880,395	$812,206,696	$36,041,641	$10,486,128,732

Derivative financial instruments(a)
Assets
Futures Contracts	$8,269,890	$—	$—	$8,269,890

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4